Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Central Index Key	0001176343
Amendment Flag	false
Document Creation Date	Aug 31, 2012
Document Effective Date	Aug 31, 2012
Prospectus Date	May 1, 2012

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MAY 1, 2012, OF

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO – CLASS I AND CLASS II

Prospectus

The following information amends the section labeled "Performance" in the fund's Prospectus:

Effective October 1, 2012, the fund will change its performance benchmark from the S&P Mid Cap 400 Index to the Russell Mid Cap Index. Management believes the Russell Mid Cap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund's success relative to its investment objective and comparable funds.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	impv1_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MAY 1, 2012, OF

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO – CLASS I AND CLASS II

Prospectus

The following information amends the section labeled "Performance" in the fund's Prospectus:

Effective October 1, 2012, the fund will change its performance benchmark from the S&P Mid Cap 400 Index to the Russell Mid Cap Index. Management believes the Russell Mid Cap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund's success relative to its investment objective and comparable funds.

Legg Mason ClearBridge Variable Mid Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	impv1_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED MAY 1, 2012, OF

LEGG MASON CLEARBRIDGE VARIABLE MID CAP CORE PORTFOLIO – CLASS I AND CLASS II

Prospectus

The following information amends the section labeled "Performance" in the fund's Prospectus:

Effective October 1, 2012, the fund will change its performance benchmark from the S&P Mid Cap 400 Index to the Russell Mid Cap Index. Management believes the Russell Mid Cap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund's success relative to its investment objective and comparable funds.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 31, 2012